Share-Based Compensation (Details) - Schedule of options activities - 2020 Plan [Member] ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2022 $ / shares
Share-Based Compensation (Details) - Schedule of options activities [Line Items]
Number of options, Options outstanding | shares	[1]	298,293		348,935
Weighted average exercise price, Options outstanding | $ / shares	[1]		$ 0.004		$ 0.004
Weighted average grant date fair value, Options outstanding | ¥ / shares	[1]	¥ 812.6		¥ 811.8
Weighted average remaining contractual term, Options outstanding				8 years 10 months 6 days
Aggregate intrinsic value, Options outstanding | ¥		¥ 26,237		¥ 287,773
Number of options Granted | shares	[1]	15,000
Weighted average exercise price Granted | $ / shares	[1]		0.004
Weighted average grant date fair value Granted | ¥ / shares	[1]	¥ 81.59
Number of options Exercised | shares	[1]	(17,279)		(45,216)
Weighted average exercise price Exercised | $ / shares	[1]		0.004		0.004
Weighted average grant date fair value Exercised | ¥ / shares	[1]	¥ 677.45		¥ 806.8
Number of options Forfeited | shares	[1]	(840)		(5,426)
Weighted average exercise price Forfeited | $ / shares	[1]		$ 0.004		$ 0.004
Weighted average grant date fair value Forfeited | ¥ / shares	[1]	¥ 830.26		¥ 803
Number of options, Options outstanding | shares	[1]	295,174		298,293
Weighted average grant date fair value, Options outstanding | ¥ / shares	[1]	¥ 783.36		¥ 812.6
Weighted average remaining contractual term, Options outstanding		6 years 11 months 4 days		7 years 10 months 2 days
Aggregate intrinsic value, Options outstanding | ¥		¥ 3,028		¥ 26,237
Number of options, Options vested and expected to vest | shares	[1]	295,174	295,174
Weighted average exercise price, Options vested and expected to vest | $ / shares	[1]					$ 0.004
Weighted average grant date fair value, Options vested and expected to vest | ¥ / shares	[1]	¥ 783.36
Weighted average remaining contractual term, Options vested and expected to vest		6 years 11 months 4 days
Aggregate intrinsic value, Options vested and expected to vest | ¥		¥ 3,028
Number of options, Options exercisable | shares	[1]	208,493	208,493
Weighted average exercise price, Options exercisable | $ / shares	[1]					$ 0.004
Weighted average grant date fair value, Options exercisable | ¥ / shares	[1]	¥ 765.41
Weighted average remaining contractual term, Options exercisable		7 years
Aggregate intrinsic value, Options exercisable | ¥		¥ 2,139	$ 2,139

[1]	The shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.